Financial Assets and liabilities - Summary of income, expenses, gains and losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 1,235	$ 809	$ 65
Interest expense	(21,879)	(28,886)	(50,660)
Amortized cost	(1,810)	(2,365)	(4,164)
Changes in the fair value of Warrants	19,437	(30,350)	(2,182)
Net changes in foreign exchange rate	18,458	33,263	14,328
Discount of assets and liabilities at present value	2,137	(2,561)	(2,300)
Changes in the fair value of financial assets		(17,599)	5,061
Interest expense on lease liabilities	(2,894)	(1,925)	(1,079)
Discount for well plugging and abandonment	(2,387)	(2,444)	(2,546)
Remeasurement in borrowings	(72,044)	(52,817)	(19,163)
Other	(26,381)	9,242	4,851
Financial results, net	(86,128)	(95,633)	(57,789)
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	1,235	809	65
Interest expense	(21,879)	(28,886)	(50,660)
Amortized cost	(1,810)	(2,365)	(4,164)
Net changes in foreign exchange rate	18,458	33,263	14,328
Discount of assets and liabilities at present value	2,137	(2,561)	(2,300)
Interest expense on lease liabilities	(2,894)	(1,925)	(1,079)
Discount for well plugging and abandonment	(2,387)	(2,444)	(2,546)
Remeasurement in borrowings	(72,044)	(52,817)	(19,163)
Other	(26,381)	9,242	4,851
Financial results, net	(105,565)	(47,684)	(60,668)
Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Changes in the fair value of Warrants	19,437	(30,350)	(2,182)
Changes in the fair value of financial assets		(17,599)	5,061
Financial results, net	$ 19,437	$ (47,949)	$ 2,879